UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04318
The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class A
| AMUSX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $1
0,
000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseC oope
rs LLP was a
ppointe
d as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class C
| UGSCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(b
ased on a hypothetical $
10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and P ric
ewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class T
| TUSGX
for the six months ended February 28, 2
02
6
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was app ointed
as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-1
| UGSFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(ba
s
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 35	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and Pricewaterhouse
Coo
pers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclos ur
e or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-2
| GVTFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
es
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and P rice
waterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents
w
ill be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-3
| USGFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 invest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund
’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-A
| CGTAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was app
o
inted as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareh
o
lders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-C
| CGTCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and Pricewat er
houseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-E
| CGTEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
v
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.86% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was app oin
ted as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-T
| TSUGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 21	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was app
ointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-1
| CGTFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10
,0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the f und
’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-2
| FSUGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 invest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fu nd’s i
ndependent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-3
| FSUUX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
v
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the f un
d’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-1
| RGVAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $1
0,
000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 66	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was app
ointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2
| RGVBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,
0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was ap poin
ted as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2E
| RGEVX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $
1
0,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fu nd’s
independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-3
| RGVCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $1
0
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was ap poin
ted as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-4
| RGVEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $1
0
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appo inte
d as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5E
| RGVJX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fu
nd’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5
| RGVFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six m
on
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fun
d’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-022-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-6
| RGVGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,740
Total number of portfolio holdings	1,545
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	14%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCo op
ers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-022-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

U.S. Government Securities Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2026
Lit. No. MFGEFP2-022-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026unaudited

Bonds, notes & other debt instruments 89.13%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 48.26%
U.S. Treasury 43.54%
U.S. Treasury 4.50% 3/31/2026	USD20,000	$20,013
U.S. Treasury 0.75% 4/30/2026	11,220	11,168
U.S. Treasury 4.875% 4/30/2026	130,000	130,254
U.S. Treasury 4.375% 7/31/2026 (a)	595,000	596,801
U.S. Treasury 1.375% 8/31/2026	2,500	2,472
U.S. Treasury 4.625% 9/15/2026	51,444	51,713
U.S. Treasury 0.875% 9/30/2026	400	394
U.S. Treasury 3.50% 9/30/2026	136,000	135,899
U.S. Treasury 1.125% 10/31/2026	27,500	27,051
U.S. Treasury 2.00% 11/15/2026	50,000	49,445
U.S. Treasury 4.625% 11/15/2026	27,500	27,692
U.S. Treasury 4.375% 12/15/2026	70,286	70,733
U.S. Treasury 1.25% 12/31/2026	35,000	34,348
U.S. Treasury 4.25% 12/31/2026	32,704	32,892
U.S. Treasury 1.50% 1/31/2027	13,500	13,254
U.S. Treasury 4.125% 1/31/2027	51,000	51,266
U.S. Treasury 4.125% 2/15/2027	6,600	6,636
U.S. Treasury 1.875% 2/28/2027	18,463	18,168
U.S. Treasury 4.50% 4/15/2027	65,261	65,977
U.S. Treasury 3.75% 4/30/2027	45,034	45,167
U.S. Treasury 2.375% 5/15/2027	48,800	48,163
U.S. Treasury 2.625% 5/31/2027	30,980	30,657
U.S. Treasury 3.875% 5/31/2027	56,788	57,063
U.S. Treasury 0.50% 6/30/2027	14,000	13,466
U.S. Treasury 3.25% 6/30/2027	78,790	78,584
U.S. Treasury 3.75% 6/30/2027	418,582	420,159
U.S. Treasury 4.375% 7/15/2027	10,360	10,488
U.S. Treasury 2.75% 7/31/2027	56,000	55,467
U.S. Treasury 3.875% 7/31/2027	28,432	28,600
U.S. Treasury 0.50% 8/31/2027	33,320	31,911
U.S. Treasury 3.625% 8/31/2027	44,546	44,666
U.S. Treasury 3.375% 9/15/2027	80,000	79,931
U.S. Treasury 0.375% 9/30/2027	45,000	42,914
U.S. Treasury 4.125% 9/30/2027	3,100	3,133
U.S. Treasury 3.875% 10/15/2027	2,427	2,444
U.S. Treasury 0.50% 10/31/2027	18,790	17,912
U.S. Treasury 3.50% 10/31/2027	489,005	489,603
U.S. Treasury 4.125% 11/15/2027	5,057	5,116
U.S. Treasury 0.625% 11/30/2027	3,100	2,955
U.S. Treasury 3.375% 11/30/2027	7,625	7,621
U.S. Treasury 3.875% 11/30/2027	44,000	44,345
U.S. Treasury 4.00% 12/15/2027	125,000	126,282
U.S. Treasury 3.875% 12/31/2027	427,848	431,391
U.S. Treasury 4.25% 1/15/2028	112,868	114,591
U.S. Treasury 4.25% 2/15/2028 (a)	605,000	614,763
U.S. Treasury 4.00% 2/29/2028	46,435	46,977
U.S. Treasury 1.25% 3/31/2028	390	373
U.S. Treasury 2.875% 5/15/2028	20,000	19,785
U.S. Treasury 1.25% 5/31/2028	6,300	6,012
U.S. Treasury 3.625% 5/31/2028	53,200	53,472
U.S. Treasury 1.25% 6/30/2028	59,360	56,552
U.S. Treasury 4.00% 6/30/2028	84,653	85,840
U.S. Treasury 4.125% 7/31/2028	224,000	227,876
U.S. Treasury 1.125% 8/31/2028	19,110	18,088
U.S. Treasury 4.375% 8/31/2028	16,000	16,375
U.S. Treasury 3.50% 11/15/2028	5,238	5,253
U.S. Treasury 4.375% 11/30/2028	220,840	226,508
U.S. Treasury 3.50% 12/15/2028	5,242	5,258
U.S. Treasury 1.75% 1/31/2029	25,000	23,870
U.S. Treasury 4.00% 1/31/2029	1,417	1,441
U.S. Treasury 2.625% 2/15/2029	40,000	39,145
U.S. Treasury 4.625% 4/30/2029	12,620	13,078

1	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.50% 5/31/2029	USD208,643	$215,598
U.S. Treasury 3.25% 6/30/2029	25,000	24,873
U.S. Treasury 2.625% 7/31/2029	63,533	61,926
U.S. Treasury 4.00% 7/31/2029	188,000	191,512
U.S. Treasury 3.875% 9/30/2029	9,600	9,741
U.S. Treasury 4.125% 10/31/2029	99,341	101,668
U.S. Treasury 4.125% 11/30/2029	128,106	131,140
U.S. Treasury 3.875% 12/31/2029	6,000	6,090
U.S. Treasury 4.375% 12/31/2029	294,852	304,545
U.S. Treasury 3.50% 1/31/2030	74,905	75,030
U.S. Treasury 4.00% 2/28/2030	126,000	128,506
U.S. Treasury 4.00% 3/31/2030	32,613	33,272
U.S. Treasury 3.875% 4/30/2030	20,426	20,741
U.S. Treasury 0.625% 5/15/2030	30,880	27,465
U.S. Treasury 3.75% 5/31/2030	35,000	35,368
U.S. Treasury 4.00% 5/31/2030	3,549	3,621
U.S. Treasury 4.00% 7/31/2030	23,355	23,841
U.S. Treasury 0.625% 8/15/2030	14,510	12,808
U.S. Treasury 4.625% 9/30/2030	193,819	202,947
U.S. Treasury 3.625% 10/31/2030	100,600	101,106
U.S. Treasury 4.875% 10/31/2030	119,277	126,243
U.S. Treasury 3.50% 11/30/2030	6,449	6,446
U.S. Treasury 4.375% 11/30/2030	24,897	25,826
U.S. Treasury 3.625% 12/31/2030	23,266	23,378
U.S. Treasury 3.75% 12/31/2030	1,956	1,976
U.S. Treasury 3.75% 1/31/2031	264,000	266,733
U.S. Treasury 4.25% 2/28/2031	8,000	8,261
U.S. Treasury 1.625% 5/15/2031	29,550	26,862
U.S. Treasury 4.25% 6/30/2031	120,000	123,984
U.S. Treasury 4.125% 10/31/2031	1,112	1,142
U.S. Treasury 1.375% 11/15/2031	56,000	49,589
U.S. Treasury 4.125% 11/30/2031	42,310	43,440
U.S. Treasury 4.50% 12/31/2031	4,814	5,037
U.S. Treasury 4.375% 1/31/2032	20,000	20,796
U.S. Treasury 1.875% 2/15/2032	16,949	15,363
U.S. Treasury 4.125% 2/29/2032	40,000	41,057
U.S. Treasury 4.00% 4/30/2032	5,100	5,199
U.S. Treasury 4.125% 5/31/2032	137,460	141,050
U.S. Treasury 4.00% 6/30/2032	215,000	219,086
U.S. Treasury 4.00% 7/31/2032	15,000	15,279
U.S. Treasury 2.75% 8/15/2032	7,514	7,114
U.S. Treasury 3.75% 11/30/2032	4,798	4,811
U.S. Treasury 3.875% 12/31/2032	53,000	53,524
U.S. Treasury 3.875% 8/15/2033	44,841	45,169
U.S. Treasury 4.00% 2/15/2034	34,006	34,458
U.S. Treasury 4.375% 5/15/2034	36,116	37,501
U.S. Treasury 3.875% 8/15/2034	26,014	26,054
U.S. Treasury 4.25% 11/15/2034	170,978	175,681
U.S. Treasury 4.25% 5/15/2035	6,887	7,066
U.S. Treasury 4.25% 8/15/2035	67,000	68,680
U.S. Treasury 4.00% 11/15/2035	13,120	13,170
U.S. Treasury 5.00% 5/15/2037	1,500	1,637
U.S. Treasury 4.625% 2/15/2040	580	601
U.S. Treasury 1.125% 5/15/2040	3,660	2,405
U.S. Treasury 1.125% 8/15/2040	33,890	22,050
U.S. Treasury, interest only, 0% 11/15/2040 (a)	15,000	7,690
U.S. Treasury 1.375% 11/15/2040	33,948	22,817
U.S. Treasury 1.875% 2/15/2041	22,549	16,287
U.S. Treasury 4.75% 2/15/2041	6,330	6,610
U.S. Treasury 2.25% 5/15/2041	34,863	26,499
U.S. Treasury 1.75% 8/15/2041	93,380	65,237
U.S. Treasury 3.125% 11/15/2041	100	85
U.S. Treasury 3.25% 5/15/2042	39,623	34,073
U.S. Treasury 3.375% 8/15/2042	2,850	2,485
U.S. Treasury 2.75% 11/15/2042	30,021	23,833
U.S. Treasury 3.875% 2/15/2043	11,970	11,094

U.S. Government Securities Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.875% 5/15/2043	USD10,880	$8,727
U.S. Treasury 3.875% 5/15/2043	19,985	18,480
U.S. Treasury 4.375% 8/15/2043	9,360	9,209
U.S. Treasury 4.50% 2/15/2044	78,000	77,768
U.S. Treasury 3.375% 5/15/2044	5,278	4,506
U.S. Treasury 4.625% 11/15/2044	3,317	3,349
U.S. Treasury 2.50% 2/15/2045	60,100	44,127
U.S. Treasury 4.75% 2/15/2045	2,482	2,545
U.S. Treasury 3.00% 5/15/2045	3,350	2,669
U.S. Treasury 5.00% 5/15/2045	101,555	107,370
U.S. Treasury 4.875% 8/15/2045	4,549	4,733
U.S. Treasury 4.625% 11/15/2045	2,298	2,314
U.S. Treasury 2.50% 2/15/2046	8,997	6,504
U.S. Treasury 2.25% 8/15/2046	15,360	10,509
U.S. Treasury 3.00% 2/15/2047	20,802	16,247
U.S. Treasury 2.75% 8/15/2047	14,222	10,548
U.S. Treasury 2.75% 11/15/2047	7,375	5,456
U.S. Treasury 3.00% 2/15/2048	15,529	11,992
U.S. Treasury 3.125% 5/15/2048	6,500	5,121
U.S. Treasury 3.00% 8/15/2048	27,802	21,362
U.S. Treasury 2.25% 8/15/2049	13,076	8,536
U.S. Treasury 2.375% 11/15/2049	17,921	11,984
U.S. Treasury 2.00% 2/15/2050	61,360	37,540
U.S. Treasury 1.25% 5/15/2050	124,750	62,544
U.S. Treasury 1.375% 8/15/2050	71,480	36,811
U.S. Treasury 1.625% 11/15/2050	407,513	223,750
U.S. Treasury 1.875% 2/15/2051	42,054	24,551
U.S. Treasury 2.375% 5/15/2051	100,450	65,989
U.S. Treasury 2.00% 8/15/2051	72,003	43,089
U.S. Treasury 1.875% 11/15/2051	20,830	12,029
U.S. Treasury 2.25% 2/15/2052	500	316
U.S. Treasury 2.875% 5/15/2052	29,000	21,071
U.S. Treasury 4.00% 11/15/2052	19,214	17,269
U.S. Treasury 3.625% 2/15/2053	7,855	6,597
U.S. Treasury 4.125% 8/15/2053	36,908	33,871
U.S. Treasury 4.75% 11/15/2053	70,653	71,814
U.S. Treasury 4.25% 2/15/2054	4,300	4,029
U.S. Treasury 4.625% 5/15/2054	40,042	39,923
U.S. Treasury 4.25% 8/15/2054	18,662	17,490
U.S. Treasury 4.50% 11/15/2054	6,580	6,429
U.S. Treasury 4.625% 2/15/2055	90,000	89,775
U.S. Treasury 4.75% 5/15/2055	1,998	2,034
U.S. Treasury 4.75% 8/15/2055	343,995	350,388
U.S. Treasury 4.625% 11/15/2055 (a)	574,878	574,070
		10,770,082

U.S. Treasury inflation-protected securities 4.72%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (b)	44,013	44,076
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	99,094	99,322
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	47,057	46,680
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	457,267	468,481
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	61,479	57,547
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	88,506	91,040
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)	92,749	94,212
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	47,768	36,921
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	1,973	1,190
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)	— (c)	— (c)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	13,629	12,735
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	115,323	113,769
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	103,520	102,277
		1,168,250
Total U.S. Treasury bonds & notes		11,938,332

3	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 40.07%
Federal agency mortgage-backed obligations 40.07%
Fannie Mae Pool #256708 6.50% 3/1/2027 (d)	USD— (c)	$— (c)
Fannie Mae Pool #256993 6.50% 11/1/2027 (d)	20	21
Fannie Mae Pool #257055 6.50% 12/1/2027 (d)	40	42
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (d)	2	2
Fannie Mae Pool #AD0329 6.50% 9/1/2028 (d)	1	1
Fannie Mae Pool #AL5156 6.50% 2/1/2029 (d)	43	45
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (d)	50	50
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (d)	77	77
Fannie Mae Pool #735571 8.00% 11/1/2031 (d)	5	6
Fannie Mae Pool #555254 6.50% 1/1/2033 (d)	— (c)	— (c)
Fannie Mae Pool #CA1442 3.00% 3/1/2033 (d)	259	255
Fannie Mae Pool #BJ5302 3.00% 3/1/2033 (d)	217	211
Fannie Mae Pool #695412 5.00% 6/1/2033 (d)	1	1
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (d)	4	4
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (d)	2,592	2,487
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (d)	7,393	7,084
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (d)	10	11
Fannie Mae Pool #AS6870 4.00% 3/1/2036 (d)	1,171	1,170
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (d)	2,502	2,499
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (d)	2,139	2,135
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (d)	2,267	2,262
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (d)	4,413	4,404
Fannie Mae Pool #898565 6.50% 10/1/2036 (d)	— (c)	— (c)
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (d)	1,692	1,615
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (d)	143	137
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (d)	251	251
Fannie Mae Pool #MA2856 4.00% 12/1/2036 (d)	6	6
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (d)	1,135	1,083
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (d)	606	578
Fannie Mae Pool #888372 6.50% 4/1/2037 (d)	10	11
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (d)	1,885	1,798
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (d)	873	833
Fannie Mae Pool #256810 6.50% 7/1/2037 (d)	21	22
Fannie Mae Pool #256828 7.00% 7/1/2037 (d)	12	12
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (d)	2,004	2,004
Fannie Mae Pool #256860 6.50% 8/1/2037 (d)	26	27
Fannie Mae Pool #888873 6.50% 8/1/2037 (d)	— (c)	— (c)
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (d)	149	142
Fannie Mae Pool #947337 6.50% 10/1/2037 (d)	— (c)	— (c)
Fannie Mae Pool #888698 7.00% 10/1/2037 (d)	28	30
Fannie Mae Pool #954832 6.50% 1/1/2038 (d)	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038 (d)	27	28
Fannie Mae Pool #889388 7.00% 3/1/2038 (d)	99	105
Fannie Mae Pool #AL1308 6.50% 5/1/2039 (d)	— (c)	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (d)	66	68
Fannie Mae Pool #932606 5.00% 2/1/2040 (d)	27	28
Fannie Mae Pool #MA5713 6.00% 5/1/2040 (d)	423	437
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (d)	2,089	2,161
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (d)	755	781
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (d)	2,261	2,047
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (d)	2,562	2,315
Fannie Mae Pool #AH0351 4.50% 2/1/2041 (d)	138	140
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (d)	24,206	21,676
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (d)	442	456
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (d)	228	235
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (d)	122	125
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (d)	11,455	10,244
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (d)	4,542	4,059
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (d)	1,559	1,394
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (d)	85,726	76,054
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (d)	7,811	7,005
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (d)	205	211
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (d)	129	129
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (d)	113	117
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (d)	51	53
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (d)	34,108	30,421

U.S. Government Securities Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (d)	USD24	$25
Fannie Mae Pool #AJ9327 3.50% 1/1/2042 (d)	17	16
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (d)	5,926	5,241
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (d)	2,567	2,268
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (d)	187	181
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (d)	82	79
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (d)	20	19
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (d)	29	28
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (d)	5,976	5,632
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (d)	833	809
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (d)	211	204
Fannie Mae Pool #DC2376 6.50% 8/1/2044 (d)	941	979
Fannie Mae Pool #MA5482 6.50% 9/1/2044 (d)	2,129	2,215
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (d)	126	122
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (d)	63	61
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (d)	251	242
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (d)	504	487
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (d)	104,845	101,191
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (d)	2,000	2,102
Fannie Mae Pool #MA5786 7.00% 7/1/2045 (d)	200	210
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (d)	100	94
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (d)	5,085	4,725
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (d)	307	295
Fannie Mae Pool #AS8804 3.50% 2/1/2047 (d)	4,698	4,477
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (d)	104	97
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (d)	411	395
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (d)	104	101
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (d)	59	57
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (d)	55	53
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (d)	12	12
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (d)	34	33
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (d)	6,989	6,684
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (d)	688	680
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (d)	301	290
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (d)	400	395
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (d)	563	557
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (d)	171	169
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (d)	86	87
Fannie Mae Pool #BN1172 4.50% 11/1/2048 (d)	132	132
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (d)	1,001	991
Fannie Mae Pool #FM2656 3.50% 1/1/2049 (d)	1,269	1,219
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (d)	2,452	2,569
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (d)	26,999	26,060
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (d)	8,326	8,012
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (d)	3,103	2,988
Fannie Mae Pool #FM1220 3.50% 7/1/2049 (d)	1,728	1,655
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (d)	820	788
Fannie Mae Pool #FM1505 3.00% 9/1/2049 (d)	8,317	7,665
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (d)	4,136	3,980
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (d)	2,321	2,229
Fannie Mae Pool #BO2890 3.00% 11/1/2049 (d)	1,788	1,650
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (d)	8,592	7,951
Fannie Mae Pool #FM2389 3.50% 2/1/2050 (d)	1,012	969
Fannie Mae Pool #FM2822 3.00% 3/1/2050 (d)	5,746	5,296
Fannie Mae Pool #FM2777 3.00% 3/1/2050 (d)	2,731	2,517
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (d)	38	34
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (d)	1,805	1,597
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (d)	8,347	7,387
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (d)	3	3
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (d)	419	364
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (d)	147	127
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (d)	312	285
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (d)	3,584	3,043
Fannie Mae Pool #BK5659 2.00% 10/1/2050 (d)	3,291	2,737
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (d)	1,768	1,565
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (d)	1,969	1,635

5	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (d)	USD19,971	$17,551
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (d)	75	65
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (d)	10,484	8,701
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (d)	3,367	2,801
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (d)	2,226	1,864
Fannie Mae Pool #BQ9314 2.00% 12/1/2050 (d)	1,962	1,628
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (d)	1,001	832
Fannie Mae Pool #FM5086 2.00% 12/1/2050 (d)	66	55
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	134	135
Fannie Mae Pool #BR2329 2.00% 1/1/2051 (d)	2,259	1,874
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (d)	863	722
Fannie Mae Pool #BQ9224 2.00% 1/1/2051 (d)	142	119
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (d)	8,866	7,355
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (d)	2,887	2,416
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (d)	2,327	1,935
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (d)	605	502
Fannie Mae Pool #FM5644 2.00% 2/1/2051 (d)	437	363
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (d)	7,687	6,786
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (d)	6,755	6,117
Fannie Mae Pool #CA9308 3.00% 2/1/2051 (d)	198	180
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (d)	8,842	7,502
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (d)	903	749
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (d)	479	398
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (d)	441	366
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (d)	714	620
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (d)	6,140	5,132
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (d)	1,020	846
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (d)	476	395
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (d)	275	228
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (d)	105	88
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (d)	18,435	16,000
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (d)	1,226	1,064
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (d)	26,243	24,301
Fannie Mae Pool #CB0047 3.00% 4/1/2051 (d)	929	842
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (d)	4,508	3,740
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (d)	550	456
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (d)	233	193
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (d)	62	52
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (d)	4,852	4,265
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (d)	752	653
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (d)	172	149
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (d)	20,643	17,126
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (d)	43	36
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (d)	727	631
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (d)	2,283	2,109
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (d)	18,867	15,734
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (d)	519	431
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (d)	147	123
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (d)	16,261	14,263
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (d)	2,309	2,004
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (d)	1,773	1,571
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (d)	934	810
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (d)	425	370
Fannie Mae Pool #BT1314 2.50% 7/1/2051 (d)	220	192
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (d)	15,666	13,596
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (d)	1,838	1,598
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (d)	643	582
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (d)	267	242
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (d)	171	142
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (d)	6,539	5,736
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (d)	1,000	830
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (d)	689	572
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (d)	28,222	24,493
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (d)	491	427
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (d)	152	132
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (d)	3,468	2,888

U.S. Government Securities Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (d)	USD483	$402
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (d)	11,286	10,021
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (d)	5,272	4,701
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (d)	1,844	1,601
Fannie Mae Pool #BT6033 2.50% 11/1/2051 (d)	638	554
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (d)	15,624	14,373
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (d)	11,652	10,684
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (d)	5,111	4,696
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (d)	973	881
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (d)	769	697
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (d)	1,552	1,292
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (d)	555	460
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (d)	483	401
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (d)	463	384
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (d)	33,105	29,627
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	15,726	13,681
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (d)	11,749	10,378
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (d)	5,800	5,162
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (d)	2,518	2,227
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (d)	2,530	2,195
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (d)	1,214	1,073
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (d)	945	837
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (d)	943	835
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (d)	716	623
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (d)	34,106	31,437
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (d)	7,799	7,220
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (d)	2,807	2,543
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (d)	1,496	1,375
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (d)	2,622	2,182
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (d)	48	40
Fannie Mae Pool #BQ7059 2.00% 1/1/2052 (d)	31	26
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (d)	5,895	5,116
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (d)	4,957	4,302
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (d)	2,188	1,899
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (d)	213	185
Fannie Mae Pool #FS0502 2.50% 1/1/2052 (d)	184	160
Fannie Mae Pool #BU1430 2.50% 1/1/2052 (d)	178	154
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (d)	172	149
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (d)	24	21
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (d)	24	21
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (d)	16,725	15,329
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (d)	43	39
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (d)	6,883	5,726
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (d)	6,410	5,359
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (d)	4,372	3,629
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (d)	4,242	3,523
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (d)	4,237	3,515
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (d)	2,020	1,676
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (d)	1,893	1,670
Fannie Mae Pool #FS0546 2.50% 2/1/2052 (d)	1,343	1,166
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (d)	1,251	1,086
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (d)	151	131
Fannie Mae Pool #BT1892 2.50% 2/1/2052 (d)	90	78
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (d)	4,748	4,377
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (d)	681	617
Fannie Mae Pool #FS1507 3.00% 2/1/2052 (d)	112	102
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (d)	15,832	13,166
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (d)	9,871	8,189
Fannie Mae Pool #BV4128 2.00% 3/1/2052 (d)	2,249	1,871
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (d)	1,613	1,339
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (d)	1,602	1,332
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (d)	1,573	1,308
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (d)	432	359
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (d)	13,023	11,302
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (d)	415	362
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (d)	152	132

7	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (d)	USD13,253	$12,009
Fannie Mae Pool #BV4201 3.00% 3/1/2052 (d)	5,915	5,360
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (d)	957	872
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (d)	716	700
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	19,824	16,486
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (d)	7,076	5,880
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (d)	735	639
Fannie Mae Pool #FS4712 2.50% 4/1/2052 (d)	225	195
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (d)	1,158	1,132
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	2,706	2,257
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (d)	756	686
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (d)	21	19
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (d)	1,799	1,492
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (d)	1,191	989
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (d)	326	271
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (d)	248	206
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (d)	8,476	7,680
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (d)	665	628
Fannie Mae Pool #MA4625 3.50% 6/1/2052 (d)	24	23
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (d)	30,008	29,303
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (d)	2,396	2,338
Fannie Mae Pool #BW3570 4.00% 6/1/2052 (d)	393	383
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (d)	2,457	2,041
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (d)	1,299	1,079
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (d)	26,445	22,960
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (d)	8,696	7,547
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (d)	722	628
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (d)	92	80
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (d)	28	24
Fannie Mae Pool #BV2616 3.00% 7/1/2052 (d)	9	8
Fannie Mae Pool #CB4020 4.00% 7/1/2052 (d)	35	34
Fannie Mae Pool #BW6180 4.00% 8/1/2052 (d)	237	232
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (d)	3,845	3,917
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (d)	154	134
Fannie Mae Pool #BW7794 4.00% 9/1/2052 (d)	436	425
Fannie Mae Pool #BW8874 4.00% 9/1/2052 (d)	52	51
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (d)	38	37
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (d)	7,904	7,854
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (d)	5,425	5,399
Fannie Mae Pool #BW1258 3.00% 10/1/2052 (d)	26	24
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (d)	1,058	1,032
Fannie Mae Pool #FS3393 4.00% 10/1/2052 (d)	137	134
Fannie Mae Pool #BX1202 4.00% 10/1/2052 (d)	85	84
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (d)	45	44
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (d)	7,482	7,638
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (d)	6,892	7,038
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (d)	208	217
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (d)	37,119	36,881
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	332	329
Fannie Mae Pool #BW6960 4.00% 12/1/2052 (d)	978	953
Fannie Mae Pool #CB5400 4.00% 12/1/2052 (d)	394	385
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	10,832	11,071
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (d)	689	703
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (d)	202	208
Fannie Mae Pool #BX1070 6.00% 12/1/2052 (d)	73	75
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (d)	1,687	1,676
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (d)	26,304	27,125
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (d)	10,234	10,671
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (d)	500	516
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (d)	1,669	1,753
Fannie Mae Pool #BY1370 3.50% 2/1/2053 (d)	230	219
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	13,580	13,862
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (d)	7,955	8,355
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (d)	1,765	1,822
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (d)	2,624	2,734
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (d)	986	894

U.S. Government Securities Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (d)	USD53	$50
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (d)	4,896	5,006
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (d)	4,534	4,637
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (d)	3,464	3,535
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	377	386
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (d)	337	344
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (d)	8,423	8,693
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	6,440	6,668
Fannie Mae Pool #BX6803 6.00% 3/1/2053 (d)	5,691	5,876
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (d)	1,233	1,275
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (d)	58	55
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	31,560	32,210
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (d)	6,209	6,331
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (d)	5,196	5,305
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (d)	1,159	1,182
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (d)	8,492	8,754
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (d)	7,111	7,350
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (d)	4,096	4,339
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (d)	198	173
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	5,155	5,194
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	4,128	4,181
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	9,219	9,408
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (d)	4,677	4,814
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (d)	1,355	1,382
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	255	260
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (d)	47	48
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (d)	109,274	113,093
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (d)	312	321
Fannie Mae Pool #BY2061 6.00% 5/1/2053 (d)	287	296
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (d)	6,976	7,273
Fannie Mae Pool #FS6257 4.00% 6/1/2053 (d)	240	234
Fannie Mae Pool #CB6455 4.00% 6/1/2053 (d)	67	65
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (d)	3,079	3,056
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (d)	80	81
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	43,432	44,321
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	17,603	17,915
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (d)	48,080	49,613
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (d)	32,624	33,643
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (d)	20,723	21,411
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (d)	15,046	15,579
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (d)	4,989	5,136
Fannie Mae Pool #BY4224 6.00% 6/1/2053 (d)	1,038	1,079
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (d)	128	132
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	21,704	22,737
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	7,992	8,322
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	6,339	6,637
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (d)	5,374	4,465
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (d)	44	41
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (d)	3,713	3,685
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	1,083	1,093
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	78,833	80,411
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (d)	3,109	3,213
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (d)	2,568	2,680
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (d)	314	325
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (d)	8,983	9,486
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (d)	5,903	5,859
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (d)	83	84
Fannie Mae Pool #BY8355 6.00% 8/1/2053 (d)	7,193	7,393
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (d)	1,222	1,257
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (d)	27,040	27,877
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	781	805
Fannie Mae Pool #DA0030 6.50% 9/1/2053 (d)	109	115
Fannie Mae Pool #BY1369 3.50% 10/1/2053 (d)	246	233
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	7,500	7,723
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (d)	3,747	3,899
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (d)	7,133	7,430

9	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (d)	USD1,516	$1,578
Fannie Mae Pool #DA3541 6.50% 10/1/2053 (d)	662	700
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (d)	22,793	23,006
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (d)	3,022	3,081
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	947	965
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (d)	28,061	28,935
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (d)	20,208	20,821
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	5,516	5,661
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (d)	7,111	7,466
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	3,244	3,385
Fannie Mae Pool #DA5064 6.50% 11/1/2053 (d)	573	605
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (d)	158	165
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (d)	908	857
Fannie Mae Pool #BY1300 3.50% 12/1/2053 (d)	583	550
Fannie Mae Pool #BY1456 3.50% 12/1/2053 (d)	281	265
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (d)	2,171	2,212
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (d)	230	234
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (d)	6,622	6,816
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (d)	4,202	4,329
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (d)	116,673	121,525
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	3,023	3,189
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (d)	16,275	16,763
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (d)	10,722	11,031
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	15,895	16,537
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	13,824	14,571
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (d)	869	915
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (d)	21	22
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	686	700
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (d)	50,270	51,765
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	23,658	24,385
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	6,015	6,229
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	707	726
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	16,131	16,760
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (d)	3,493	3,677
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (d)	25	26
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (d)	668	702
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (d)	17,874	17,738
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (d)	14,730	15,109
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (d)	10,062	10,295
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	5,721	5,824
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	23,860	24,576
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (d)	23,462	24,491
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	6,723	6,937
Fannie Mae Pool #CB8226 6.50% 3/1/2054 (d)	26,285	27,431
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (d)	2,719	2,871
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (d)	30,127	30,901
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (d)	6,491	6,620
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (d)	14,174	14,839
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	966	992
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (d)	19,443	20,491
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	15,411	15,683
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	3,850	4,013
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	2,665	2,744
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	2,198	2,276
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	2,053	2,120
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	798	819
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (d)	10,853	11,276
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	2,281	2,386
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (d)	2,180	2,268
Fannie Mae Pool #DB6296 6.50% 6/1/2054 (d)	24	25
Fannie Mae Pool #CB8748 7.00% 6/1/2054 (d)	716	752
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	2,512	2,572
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	1,465	1,492
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	16,254	16,688
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	7,632	7,901
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	7,554	7,868

U.S. Government Securities Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	USD5,726	$5,977
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	4,648	4,802
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	2,381	2,448
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	1,878	1,938
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	1,017	1,045
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	487	500
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (d)	317	326
Fannie Mae Pool #FS8588 6.50% 7/1/2054 (d)	34,303	36,169
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (d)	24,199	25,486
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (d)	5,693	5,978
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	3,478	3,638
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	2,296	2,395
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	1,979	2,080
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (d)	970	1,008
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	938	988
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	5,073	5,283
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	4,777	4,908
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	4,432	4,551
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	4,335	4,459
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	2,549	2,624
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	2,474	2,541
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	2,240	2,306
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	2,077	2,145
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (d)	2,071	2,142
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	950	982
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	813	847
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	740	772
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	589	605
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	382	392
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (d)	19,490	20,510
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	11,762	12,294
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	1,826	1,897
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (d)	1,797	1,878
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	359	377
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	13,334	13,573
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	7,720	7,899
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (d)	4,344	4,473
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	3,863	3,974
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	760	773
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	96	98
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (d)	38	39
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	4,874	5,035
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (d)	3,870	4,002
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (d)	1,805	1,853
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (d)	1,076	1,110
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (d)	914	938
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	570	588
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (d)	253	260
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	5,696	5,917
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (d)	5,227	5,435
Fannie Mae Pool #MA5526 3.50% 10/1/2054 (d)	306	288
Fannie Mae Pool #DC6519 6.00% 10/1/2054 (d)	664	682
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (d)	324	333
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	2,962	3,109
Fannie Mae Pool #MA5572 3.50% 11/1/2054 (d)	571	539
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	11,305	11,374
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	7,647	7,816
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	4,714	4,795
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	26,870	27,579
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (d)	11,049	11,422
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	10,960	11,026
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (d)	6,335	6,404
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	4,936	5,045
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (d)	2,663	2,722
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (d)	3,244	3,349
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (d)	1,693	1,737

11	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	USD1,246	$1,279
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	645	663
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (d)	25,692	26,692
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (d)	305	322
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (d)	12,233	12,366
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	1,112	1,132
Fannie Mae Pool #DC9703 6.00% 1/1/2055 (d)	13,571	13,930
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (d)	10,906	11,255
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (d)	8,297	8,516
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	1,228	1,260
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (d)	603	619
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (d)	152	158
Fannie Mae Pool #DD1917 7.00% 1/1/2055 (d)	2,023	2,128
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	2	2
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	1,691	1,720
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	10,740	11,027
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (d)	150	154
Fannie Mae Pool #FA0643 6.50% 2/1/2055 (d)	30,958	32,353
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (d)	3,165	3,288
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)	1,082	1,124
Fannie Mae Pool #MA5639 7.00% 2/1/2055 (d)	131	138
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	10,406	10,584
Fannie Mae Pool #DD0223 5.50% 3/1/2055 (d)	84	85
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	3,610	3,706
Fannie Mae Pool #190445 6.50% 3/1/2055 (d)	90,070	93,574
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	14,158	14,730
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (d)	4,586	4,765
Fannie Mae Pool #DD6414 6.50% 3/1/2055 (d)	1,110	1,160
Fannie Mae Pool #DD2617 6.50% 3/1/2055 (d)	830	862
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	2,000	2,100
Fannie Mae Pool #DD4930 5.50% 4/1/2055 (d)	8,827	8,979
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	13,458	13,813
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	2,197	2,255
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (d)	1,359	1,396
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (d)	108	111
Fannie Mae Pool #DD8146 6.50% 4/1/2055 (d)	1,064	1,106
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (d)	64	67
Fannie Mae Pool #DC2758 6.50% 4/1/2055 (d)	26	27
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (d)	22	23
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (d)	4,000	4,207
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	2,218	2,231
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (d)	4,528	4,606
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	43,125	44,262
Fannie Mae Pool #DD8404 6.50% 5/1/2055 (d)	2,736	2,842
Fannie Mae Pool #DD8649 7.00% 5/1/2055 (d)	2,635	2,774
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (d)	1,138	1,197
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,129	1,135
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	89,244	90,771
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (d)	822	836
Fannie Mae Pool #BV1723 6.00% 6/1/2055 (d)	19,762	20,293
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	6,766	7,029
Fannie Mae Pool #DE1082 6.50% 6/1/2055 (d)	3,792	3,940
Fannie Mae Pool #DE1078 6.50% 6/1/2055 (d)	1,540	1,600
Fannie Mae Pool #DE1166 6.50% 6/1/2055 (d)	262	272
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (d)	25,624	26,913
Fannie Mae Pool #DE1088 7.00% 6/1/2055 (d)	409	430
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (d)	13,599	13,958
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (d)	7,560	7,763
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	76	79
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (d)	67,991	70,677
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	11,071	11,502
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (d)	1,115	1,052
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	50,035	50,891
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (d)	1,192	1,225
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (d)	19,361	19,872
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	4,667	4,872

U.S. Government Securities Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (d)	USD4,000	$4,203
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (d)	1,994	1,881
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	116	118
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (d)	43	46
Fannie Mae Pool #DF2575 7.00% 12/1/2055 (d)	1,028	1,088
Fannie Mae Pool #MA5945 5.50% 1/1/2056 (d)	12,853	13,073
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (d)	11,598	11,317
Fannie Mae Pool #BF0141 5.50% 9/1/2056 (d)	329	342
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (d)	14,761	13,831
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (d)	5,898	5,525
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (d)	9,680	9,069
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (d)	6,176	5,786
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (d)	20,591	18,359
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (d)	16,779	14,201
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (d)	3,931	3,894
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (d)	6,856	6,070
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (d)	5,067	4,703
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (d)	4,175	3,875
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (d)	6,611	6,358
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (d)	35	35
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.062% 7/25/2036 (d)(e)	157	156
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039 (d)(e)	59	61
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (d)	20	20
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (d)	140	126
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036 (d)	198	180
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (d)(e)(f)	12,525	12,289
Freddie Mac Pool #ZS8922 7.00% 4/1/2028 (d)	2	2
Freddie Mac Pool #QS0124 1.50% 11/1/2030 (d)	190	183
Freddie Mac Pool #ZS1044 6.50% 2/1/2036 (d)	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036 (d)	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036 (d)	40	40
Freddie Mac Pool #1H1354 6.261% 11/1/2036 (d)(e)	35	36
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (d)	714	682
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (d)	731	756
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (d)	719	744
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (d)	1,728	1,788
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (d)	976	1,010
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (d)	2,133	1,915
Freddie Mac Pool #G06459 5.00% 5/1/2041 (d)	780	805
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (d)	3,859	3,446
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (d)	50,790	45,392
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (d)	79,250	70,213
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (d)	7,239	6,475
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (d)	5,893	5,220
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (d)	30,622	27,046
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (d)	7,567	6,674
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (d)	16,289	14,397
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (d)	101,782	93,559
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (d)	21	21
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (d)	205	199
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (d)	275	268
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (d)	213	206
Freddie Mac Pool #G61082 3.00% 7/1/2043 (d)	2,494	2,355
Freddie Mac Pool #RB5276 7.00% 12/1/2043 (d)	102	108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (d)	1,175	1,136
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (d)	646	672
Freddie Mac Pool #760012 5.148% 4/1/2045 (d)(e)	493	503
Freddie Mac Pool #760013 5.154% 4/1/2045 (d)(e)	383	389
Freddie Mac Pool #760014 4.632% 8/1/2045 (d)(e)	519	524
Freddie Mac Pool #G60238 3.50% 10/1/2045 (d)	6,118	5,928
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (d)	1,114	1,056
Freddie Mac Pool #G60744 3.50% 7/1/2046 (d)	1,039	1,002
Freddie Mac Pool #G67700 3.50% 8/1/2046 (d)	2,299	2,216
Freddie Mac Pool #760015 4.097% 1/1/2047 (d)(e)	1,140	1,127
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (d)	441	419
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (d)	443	421

13	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (d)	USD566	$545
Freddie Mac Pool #ZT0538 3.50% 3/1/2048 (d)	893	856
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (d)	381	365
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (d)	367	353
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (d)	313	301
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (d)	282	271
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (d)	223	215
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (d)	169	162
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (d)	160	154
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (d)	110	106
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (d)	103	99
Freddie Mac Pool #G67711 4.00% 3/1/2048 (d)	14,399	14,203
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (d)	92	88
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (d)	355	350
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (d)	288	285
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (d)	170	168
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (d)	205	197
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (d)	121	116
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (d)	89	85
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (d)	586	580
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (d)	260	262
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (d)	1,055	1,063
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (d)	495	500
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (d)	334	336
Freddie Mac Pool #ZN4636 3.00% 10/1/2048 (d)	7,610	7,026
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	557	562
Freddie Mac Pool #ZA6700 3.50% 4/1/2049 (d)	4,718	4,503
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (d)	1,208	1,160
Freddie Mac Pool #SD7502 3.50% 7/1/2049 (d)	3,865	3,688
Freddie Mac Pool #QA1442 3.50% 8/1/2049 (d)	2,222	2,128
Freddie Mac Pool #RA1339 3.00% 9/1/2049 (d)	1,333	1,230
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (d)	354	340
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (d)	2,931	2,820
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (d)	2,814	2,708
Freddie Mac Pool #SD7513 3.50% 4/1/2050 (d)	39,592	37,761
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (d)	939	852
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (d)	304	278
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (d)	166	144
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (d)	1,978	1,645
Freddie Mac Pool #RA3808 2.00% 10/1/2050 (d)	997	827
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (d)	11,517	9,641
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (d)	1,989	1,654
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (d)	158	137
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (d)	4,349	3,608
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (d)	3,405	2,830
Freddie Mac Pool #SD0467 2.00% 12/1/2050 (d)	703	585
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (d)	315	261
Freddie Mac Pool #QB6890 2.00% 12/1/2050 (d)	298	248
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (d)	2,847	2,362
Freddie Mac Pool #QB7817 2.00% 1/1/2051 (d)	863	716
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (d)	527	437
Freddie Mac Pool #QB7255 2.00% 1/1/2051 (d)	510	423
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (d)	27	23
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (d)	363	304
Freddie Mac Pool #QB8370 2.00% 2/1/2051 (d)	242	201
Freddie Mac Pool #QC0085 2.00% 2/1/2051 (d)	224	186
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (d)	78	65
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (d)	605	505
Freddie Mac Pool #RA4982 2.00% 4/1/2051 (d)	4,082	3,387
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (d)	17,002	14,798
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (d)	23,006	19,337
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	333	276
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (d)	25	20
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (d)	4,976	4,352
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (d)	4,744	4,170
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (d)	662	576

U.S. Government Securities Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (d)	USD517	$429
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (d)	1,707	1,485
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (d)	694	603
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (d)	215	187
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (d)	3,567	3,116
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (d)	37	32
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (d)	5,637	5,105
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (d)	1,254	1,157
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (d)	929	806
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (d)	9,041	8,188
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (d)	5,172	4,593
Freddie Mac Pool #RA5937 2.50% 9/1/2051 (d)	2,987	2,609
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (d)	215	187
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (d)	5,842	5,291
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (d)	1,652	1,518
Freddie Mac Pool #RA5995 2.50% 10/1/2051 (d)	1,345	1,168
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (d)	717	622
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (d)	494	429
Freddie Mac Pool #QC7814 2.50% 10/1/2051 (d)	187	163
Freddie Mac Pool #QC9256 2.50% 10/1/2051 (d)	178	155
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (d)	423	389
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (d)	992	941
Freddie Mac Pool #RA6212 4.00% 10/1/2051 (d)	304	298
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (d)	4,673	3,900
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (d)	4,948	4,386
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (d)	3,558	3,153
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (d)	774	645
Freddie Mac Pool #QD2900 2.00% 12/1/2051 (d)	48	40
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (d)	44	37
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (d)	354	308
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (d)	7,023	6,360
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (d)	4,975	4,127
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (d)	734	609
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (d)	32	27
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (d)	25	21
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (d)	9,553	8,315
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (d)	2,530	2,243
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (d)	1,198	1,040
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (d)	797	733
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (d)	1,448	1,201
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (d)	435	361
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (d)	400	332
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	369	307
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (d)	32	27
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (d)	184	160
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (d)	172	149
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (d)	48	42
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (d)	17,596	16,808
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (d)	1,728	1,642
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (d)	48,526	40,408
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (d)	8,773	7,287
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (d)	6,916	5,738
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (d)	1,755	1,458
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (d)	247	205
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (d)	2,034	1,803
Freddie Mac Pool #QD9973 2.50% 3/1/2052 (d)	716	621
Freddie Mac Pool #QD8807 2.50% 3/1/2052 (d)	218	190
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (d)	209	182
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (d)	14,028	12,902
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (d)	1,614	1,342
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (d)	3,629	3,150
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (d)	1,141	1,010
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (d)	9,820	8,169
Freddie Mac Pool #8D0226 2.54% 5/1/2052 (d)(e)	5,070	4,753
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (d)	55,476	50,314
Freddie Mac Pool #QE1719 4.00% 5/1/2052 (d)	594	578

15	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (d)	USD2,816	$2,345
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (d)	225	196
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (d)	20,081	18,213
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (d)	1,401	1,269
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (d)	12,260	12,183
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (d)	39,705	34,459
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (d)	2,313	2,011
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (d)	29,414	26,674
Freddie Mac Pool #QE6008 3.50% 7/1/2052 (d)	243	229
Freddie Mac Pool #QE4998 4.00% 7/1/2052 (d)	84	82
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (d)	46	45
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (d)	1,579	1,311
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (d)	468	424
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (d)	80	73
Freddie Mac Pool #QE8992 4.00% 8/1/2052 (d)	316	310
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (d)	179	175
Freddie Mac Pool #SD1382 4.00% 8/1/2052 (d)	51	50
Freddie Mac Pool #QE6678 4.00% 8/1/2052 (d)	25	25
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (d)	2,273	2,266
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (d)	707	722
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (d)	867	847
Freddie Mac Pool #QF1655 4.00% 9/1/2052 (d)	52	50
Freddie Mac Pool #QE9805 4.00% 9/1/2052 (d)	29	28
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (d)	9,935	9,874
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (d)	2,290	2,283
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (d)	1,463	1,454
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (d)	46,272	46,865
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (d)	14,473	14,383
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	948	942
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (d)	13,365	13,507
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (d)	16,503	16,620
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (d)	23,822	24,310
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	19,140	19,335
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (d)	737	751
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (d)	256	261
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (d)	47,769	49,823
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	184,322	186,189
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (d)	127,296	131,576
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (d)	408	421
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (d)	8,170	8,334
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (d)	8,117	8,390
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (d)	1,519	1,552
Freddie Mac Pool #RA8748 6.00% 3/1/2053 (d)	10,172	10,619
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	6,267	6,349
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (d)	424	428
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (d)	10,294	10,505
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (d)	9,635	9,959
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (d)	4,644	4,792
Freddie Mac Pool #SD3450 3.50% 5/1/2053 (d)	21	20
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (d)	990	984
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	2,573	2,599
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	13,761	14,040
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (d)	4,484	4,561
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (d)	4,058	4,159
Freddie Mac Pool #QG2197 5.50% 5/1/2053 (d)	3,746	3,856
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (d)	1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (d)	76,468	79,008
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (d)	8,872	9,171
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	59,292	60,492
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (d)	31,766	32,404
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (d)	458	467
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (d)	35	35
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (d)	186,986	193,122
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (d)	9,331	9,631
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	4,713	4,917
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (d)	4,241	4,382

U.S. Government Securities Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (d)	USD2,765	$2,863
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (d)	2,391	2,507
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (d)	1,895	1,957
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	8,408	8,796
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	7,526	7,879
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	7,260	7,690
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	7,117	7,553
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	4,832	5,135
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	4,156	4,399
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	2,611	2,795
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	2,516	2,619
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	29	29
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	229,284	233,961
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (d)	8,437	8,613
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	21,134	21,811
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	129	135
Freddie Mac Pool #RA9381 6.50% 7/1/2053 (d)	18,096	19,095
Freddie Mac Pool #SL0707 3.50% 8/1/2053 (d)	47	45
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (d)	12,570	13,006
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (d)	210,622	217,161
Freddie Mac Pool #QG9159 6.00% 8/1/2053 (d)	8,998	9,312
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (d)	3,148	3,245
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	1,062	1,096
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	16,638	16,972
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (d)	19,697	20,327
Freddie Mac Pool #QH0857 6.50% 9/1/2053 (d)	38	40
Freddie Mac Pool #SD3858 6.50% 9/1/2053 (d)	35	37
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (d)	2,037	1,846
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (d)	51,983	53,668
Freddie Mac Pool #SD4546 6.00% 10/1/2053 (d)	21,138	21,832
Freddie Mac Pool #RJ0108 6.50% 10/1/2053 (d)	28,983	30,544
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (d)	8,799	8,721
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (d)	9,226	9,484
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	4,941	5,149
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (d)	256	266
Freddie Mac Pool #RJ0325 6.50% 11/1/2053 (d)	55	57
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (d)	50	52
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (d)	2,906	2,412
Freddie Mac Pool #SD4699 6.00% 1/1/2054 (d)	42,980	44,356
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (d)	13,370	13,751
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (d)	5,715	5,966
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (d)	3,981	4,150
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (d)	3,848	4,050
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	3,498	3,644
Freddie Mac Pool #QH8689 6.50% 1/1/2054 (d)	2,472	2,600
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	1,835	1,868
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (d)	14,373	14,830
Freddie Mac Pool #RJ0940 6.00% 2/1/2054 (d)	11,928	12,277
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (d)	3,465	3,560
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (d)	3,056	3,186
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	2,482	2,550
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (d)	55,251	58,259
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (d)	14,747	15,356
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	23,081	23,490
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (d)	15,391	15,759
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (d)	35,256	36,464
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (d)	1,643	1,694
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (d)	4,094	4,259
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	6,876	7,052
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	1,124	1,145
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	1,510	1,561
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	1,043	1,088
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (d)	784	811
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (d)	3,855	4,070
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (d)	1,805	1,880
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (d)	6,370	6,484

17	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (d)	USD7,069	$7,292
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	1,433	1,496
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (d)	24,770	25,911
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (d)	12,049	12,698
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (d)	3,327	3,471
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	7,489	7,573
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	1,808	1,848
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	3,696	3,820
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	2,641	2,756
Freddie Mac Pool #QI7562 6.00% 6/1/2054 (d)	112	115
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	3	3
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (d)	47,794	49,724
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (d)	29,663	31,327
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (d)	10,746	11,241
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (d)	6,939	7,331
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (d)	4,098	4,316
Freddie Mac Pool #QI9079 6.50% 6/1/2054 (d)	1,630	1,706
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	13,963	14,208
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	1,307	1,338
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	17,184	17,982
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	11,760	12,180
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (d)	11,275	11,606
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	5,004	5,158
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	4,725	4,852
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	3,365	3,466
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	1,998	2,063
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	1,876	1,933
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (d)	675	694
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	64,755	67,373
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (d)	32,598	33,886
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (d)	3,530	3,706
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	4,984	5,080
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	3,887	3,987
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	3,008	3,068
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	2,897	2,961
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	526	538
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	34,782	35,787
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	15,462	15,917
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	4,937	5,069
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	3,120	3,223
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	1,445	1,508
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	969	996
Freddie Mac Pool #SD6530 6.50% 8/1/2054 (d)	44,183	46,619
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (d)	35,677	37,065
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	24,087	25,197
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	8,629	9,011
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (d)	8,262	8,643
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	4,552	4,746
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (d)	3,036	3,201
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (d)	1,988	2,087
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (d)	673	700
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (d)	8,000	8,154
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	7,384	7,595
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	3,359	3,463
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	3,046	3,114
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	946	962
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	193	197
Freddie Mac Pool #SD6562 6.00% 9/1/2054 (d)	28,998	29,839
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	10,766	11,115
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (d)	7,694	7,906
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	5,601	5,786
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	5,385	5,621
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	5,330	5,568
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	3,247	3,342
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (d)	2,412	2,517

U.S. Government Securities Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	USD1,868	$1,919
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (d)	28,806	29,927
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	20,925	21,833
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (d)	14,926	15,581
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (d)	6,712	6,989
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	4,675	4,876
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (d)	3,183	3,332
Freddie Mac Pool #QJ3334 6.50% 9/1/2054 (d)	2,049	2,132
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	1,967	2,050
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (d)	1,272	1,326
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	157	166
Freddie Mac Pool #QJ4654 6.50% 9/1/2054 (d)	12	12
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (d)	174	176
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (d)	12,444	12,724
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	4,760	4,843
Freddie Mac Pool #SD6686 6.00% 10/1/2054 (d)	334	343
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (d)	6,812	7,094
Freddie Mac Pool #SD8483 3.50% 11/1/2054 (d)	372	351
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	7,705	7,628
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (d)	4,614	4,643
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (d)	110	111
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	40,545	41,245
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	10,773	10,968
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (d)	1,267	1,288
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (d)	10,800	10,867
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (d)	8,259	8,349
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (d)	5,505	5,565
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (d)	3,519	3,562
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (d)	1,825	1,845
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	2,314	2,354
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	1,534	1,560
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (d)	2,959	3,053
Freddie Mac Pool #QX0923 6.50% 12/1/2054 (d)	3,406	3,541
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (d)	9,336	9,497
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (d)	41,724	43,240
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	36,621	37,587
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (d)	12,104	12,544
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	772	793
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	13,881	14,579
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (d)	18,723	18,580
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (d)	10	10
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	29,246	30,018
Freddie Mac Pool #QX6647 6.00% 2/1/2055 (d)	152	156
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (d)	123	127
Freddie Mac Pool #SI2123 6.50% 2/1/2055 (d)	12,011	12,486
Freddie Mac Pool #QX6948 6.50% 2/1/2055 (d)	1,166	1,211
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (d)	278	290
Freddie Mac Pool #QX6931 6.50% 2/1/2055 (d)	168	175
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (d)	25	26
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	359	365
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (d)	9,188	9,430
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (d)	52,477	55,269
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (d)	29,193	30,329
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (d)	106	110
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	1,194	1,201
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (d)	96	97
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	80,623	82,758
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	2,236	2,296
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (d)	244	250
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (d)	16,450	17,090
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (d)	1,772	1,841
Freddie Mac Pool #QY0237 6.50% 4/1/2055 (d)	1,083	1,125
Freddie Mac Pool #QX9932 6.50% 4/1/2055 (d)	247	258
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (d)	1,992	1,880
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	2,042	2,054
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	48,513	49,348

19	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	USD44,222	$45,389
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (d)	3,534	3,629
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (d)	774	794
Freddie Mac Pool #SL1315 6.50% 5/1/2055 (d)	4,900	5,093
Freddie Mac Pool #SD8535 6.50% 5/1/2055 (d)	1,127	1,171
Freddie Mac Pool #QY2656 6.50% 5/1/2055 (d)	77	80
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (d)	253	239
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	8,885	8,938
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	8,683	8,832
Freddie Mac Pool #RQ0014 6.00% 6/1/2055 (d)	22,308	22,907
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (d)	112,867	117,258
Freddie Mac Pool #SL1781 6.50% 6/1/2055 (d)	1,113	1,157
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (d)	1,063	1,105
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	15,018	15,276
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (d)	201,324	206,637
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (d)	8,298	8,520
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (d)	1,193	1,225
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (d)	55,276	57,426
Freddie Mac Pool #RQ0029 6.50% 7/1/2055 (d)	1,822	1,893
Freddie Mac Pool #RQ0030 7.00% 7/1/2055 (d)	2,000	2,100
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (d)	14,015	14,385
Freddie Mac Pool #QZ2414 6.50% 8/1/2055 (d)	12,330	12,816
Freddie Mac Pool #RJ5151 6.50% 8/1/2055 (d)	42	44
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (d)	2,000	2,100
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (d)	2,890	2,966
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (d)	33,645	35,410
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (d)	20,879	21,996
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (d)	12,557	13,048
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (d)	11,560	12,158
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (d)	320	325
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (d)	251	261
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (d)	1,440	1,358
Freddie Mac, Series K058, Class A2, 2.653% 8/25/2026 (d)	3,507	3,484
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 4.023% 5/15/2036 (d)(e)	304	301
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027 (d)	1,370	1,362
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028 (d)	557	556
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (d)	50,000	51,086
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (d)	112	101
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (d)	256	228
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (d)	78	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	11,683	11,193
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (d)	8,402	7,589
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (d)	1,682	1,549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	13,316	12,674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(e)	13,132	12,568
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (d)	8,753	7,798
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(e)	8,997	8,396
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	5,089	4,759
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(e)	2,633	2,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (d)	9,875	9,150
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/25/2057 (d)	2,058	2,036
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 3/25/2058 (d)	1,431	1,319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (d)	7,271	6,720
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (d)	2,448	2,412
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (d)	8,359	7,715
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (d)	14,798	14,538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (d)	3,675	3,411
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (d)	326	320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	9,056	8,567
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (d)	8,875	8,750
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (d)	44,432	44,054
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (d)	29,003	28,074
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (d)	15,506	14,922
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (d)	10,925	10,286
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (d)	4,381	4,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (d)	40,094	39,346

U.S. Government Securities Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 2.00% 3/1/2056 (d)(g)	USD38,742	$32,834
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029 (d)	37	37
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032 (d)	132	136
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034 (d)	552	545
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037 (d)	55	58
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (d)	80	85
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038 (d)	10	10
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (d)	31	32
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038 (d)	55	56
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038 (d)	49	51
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038 (d)	36	36
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039 (d)	344	364
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039 (d)	86	86
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039 (d)	10	10
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (d)	168	174
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (d)	477	505
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (d)	297	301
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (d)	714	742
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040 (d)	116	118
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040 (d)	93	95
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041 (d)	25	25
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (d)	1,349	1,386
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041 (d)	43	45
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041 (d)	77	73
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041 (d)	58	59
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041 (d)	398	375
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (d)	3,029	3,040
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042 (d)	838	824
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042 (d)	341	335
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043 (d)	449	420
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (d)	8	9
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (d)	16	17
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (d)	9,263	7,857
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (d)	4,073	3,589
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (d)	32,219	27,343
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (d)	40,156	34,054
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (d)	23,359	20,641
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (d)	4,010	3,505
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (d)	7,794	6,830
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (d)	42,332	36,936
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (d)	15,548	13,624
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (d)	35,763	31,526
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (d)	4,931	4,357
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (d)	18,852	16,682
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (d)	11,258	9,949
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (d)	9,043	7,935
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (d)	4,605	4,229
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (d)	3,481	3,197
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (d)	23,403	22,252
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (d)	267	236
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (d)	4,334	4,101
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (d)	23,138	22,015
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (d)	37,334	36,330
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (d)	4,356	4,229
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (d)	2,751	2,671
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (d)	32,699	32,509
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (d)	36,002	35,804
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (d)	13,990	13,894
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (d)	13,689	13,238
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	43,184	41,597
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (d)	5,734	5,826

21	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (d)	USD1,934	$1,961
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (d)	18,213	18,469
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (d)	21,095	21,391
Government National Mortgage Assn. Pool #892950 4.693% 7/20/2060 (d)(e)	14	14
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (d)	2	2
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (d)	10	10
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061 (d)	1	1
Government National Mortgage Assn. Pool #795471 5.197% 2/20/2062 (d)	— (c)	— (c)
Government National Mortgage Assn. Pool #759735 4.756% 3/20/2062 (d)	— (c)	— (c)
Government National Mortgage Assn. Pool #767610 4.555% 11/20/2062 (d)	— (c)	— (c)
Government National Mortgage Assn. Pool #767641 4.393% 5/20/2063 (d)	— (c)	— (c)
Government National Mortgage Assn. Pool #795533 4.779% 5/20/2063 (d)	— (c)	— (c)
Government National Mortgage Assn. Pool #894475 6.23% 10/20/2063 (d)(e)	137	141
Government National Mortgage Assn. Pool #AG8068 4.779% 1/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #894482 6.167% 2/20/2064 (d)(e)	299	308
Government National Mortgage Assn. Pool #AG8149 4.315% 6/20/2064 (d)(e)	17	17
Government National Mortgage Assn. Pool #AG8156 4.75% 7/20/2064 (d)(e)	2	2
Government National Mortgage Assn. Pool #AG8150 4.879% 7/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AG8155 5.198% 7/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AG8194 4.228% 9/20/2064 (d)	4	4
Government National Mortgage Assn. Pool #AG8189 5.197% 9/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AL7438 4.694% 1/20/2065 (d)	1	1
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033 (d)	27	27
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.18% 5/20/2062 (d)(e)	53	53
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.438% 7/20/2062 (d)(e)	44	44
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.877% 10/20/2062 (d)(e)	62	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	5,341	4,050
Uniform Mortgage-Backed Security 2.00% 3/1/2041 (d)(g)	12,969	12,088
Uniform Mortgage-Backed Security 2.50% 3/1/2041 (d)(g)	7,210	6,877
Uniform Mortgage-Backed Security 4.00% 3/1/2041 (d)(g)	9,975	9,891
Uniform Mortgage-Backed Security 5.00% 3/1/2041 (d)(g)	10,000	10,152
Uniform Mortgage-Backed Security 2.00% 4/1/2041 (d)(g)	16,131	15,035
Uniform Mortgage-Backed Security 2.50% 4/1/2041 (d)(g)	8,210	7,833
Uniform Mortgage-Backed Security 4.00% 4/1/2041 (d)(g)	6,025	5,969
Uniform Mortgage-Backed Security 2.00% 3/1/2056 (d)(g)	2,995	2,482
Uniform Mortgage-Backed Security 2.50% 3/1/2056 (d)(g)	34	29
Uniform Mortgage-Backed Security 3.00% 3/1/2056 (d)(g)	10,757	9,729
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (d)(g)	41,632	39,238
Uniform Mortgage-Backed Security 5.50% 3/1/2056 (d)(g)	2,068	2,101
Uniform Mortgage-Backed Security 6.00% 3/1/2056 (d)(g)	40,152	41,190
Uniform Mortgage-Backed Security 6.50% 3/1/2056 (d)(g)	53,113	55,172
Uniform Mortgage-Backed Security 7.00% 3/1/2056 (d)(g)	159,340	167,388
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (d)(g)	119,071	98,674
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (d)(g)	20,915	18,909
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (d)(g)	14,582	14,132
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (d)(g)	19,552	18,933
Total mortgage-backed obligations		9,913,063
Federal agency bonds & notes 0.80%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	46	46
Fannie Mae 0.75% 10/8/2027	21,700	20,804
Fannie Mae 0.875% 8/5/2030	63,500	56,804
Federal Home Loan Bank 3.25% 11/16/2028	56,500	56,393
Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,118
Federal National Mortgage Association 7.125% 1/15/2030	5,000	5,656
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,970
Tennessee Valley Authority 4.875% 5/15/2035	30,000	31,678
Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,630
Tennessee Valley Authority 5.88% 4/1/2036	3,625	4,146
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048	3,300	3,313
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	1,099	1,078
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	747	744
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	3,430	3,394
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	990	981

U.S. Government Securities Fund	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		USD650	$642
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		585	576
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		705	688
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		720	694
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	523
			198,878
Total bonds, notes & other debt instruments (cost: $22,154,048,000)			22,050,273
Short-term securities 11.83%	Weighted average yield at acquisition
U.S. Treasury bills 7.56%
U.S. Treasury 3/5/2026	3.611%	300,000	299,910
U.S. Treasury 3/17/2026	3.739	100,000	99,849
U.S. Treasury 3/19/2026	3.477	100,000	99,829
U.S. Treasury 3/24/2026	3.605	400,000	399,119
U.S. Treasury 4/30/2026	3.539	300,000	298,217
U.S. Treasury 5/7/2026	3.473	130,000	129,143
U.S. Treasury 5/14/2026	3.573	150,000	148,909
U.S. Treasury 5/21/2026	3.563	300,000	297,613
U.S. Treasury 7/30/2026	3.485	100,000	98,532
			1,871,121
		Shares
Money market investments 4.07%
Capital Group Central Cash Fund 3.65% (h)(i)		10,054,656	1,005,466
		Principal amount (000)
Federal agency bills & notes 0.20%
Discount bills and notes 0.20%
Federal Home Loan Bank 4/22/2026	3.565	USD50,000	49,744
Total federal agency bills & notes			49,744
Total short-term securities (cost: $2,926,137,000)			2,926,331
Options purchased (equity style) 0.00%
Options purchased (equity style)*			385
Total options purchased (equity style) (cost: $4,195,000)			385
Total investment securities 100.96% (cost: $25,084,380,000)			24,976,989
Total options written† (0.01)% (premium received: $3,346,000)			(2,837)
Other assets less liabilities (0.95)%			(234,473)
Net assets 100.00%			$24,739,679
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	30,850	3/13/2026	USD96.63	USD7,712,500	$385

23	U.S. Government Securities Fund

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	18,350	3/13/2026	USD96.81	USD(4,587,500)	$(115)
5 Year U.S. Treasury Note Futures Option	3,485	3/13/2026	109.50	(348,500)	(2,477)
					$(2,592)
Put
5 Year U.S. Treasury Note Futures Option	3,485	3/13/2026	USD109.50	USD(348,500)	$(245)
					$(2,837)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
30 Day Federal Funds Futures	Long	5,645	3/2/2026	USD2,266,649	$(1,380)
3 Month SOFR Futures	Short	23	3/18/2026	(5,538)	(5)
3 Month SOFR Futures	Long	193	6/17/2026	46,492	(302)
3 Month SOFR Futures	Long	338	9/16/2026	81,572	(213)
2 Year U.S. Treasury Note Futures	Long	55,236	7/6/2026	11,559,428	17,864
5 Year U.S. Treasury Note Futures	Long	27,013	7/6/2026	2,975,229	13,552
10 Year Ultra U.S. Treasury Note Futures	Long	790	6/30/2026	92,220	490
10 Year U.S. Treasury Note Futures	Short	8,613	6/30/2026	(980,267)	(6,019)
20 Year U.S. Treasury Bond Futures	Long	2,872	6/30/2026	340,242	2,608
30 Year Ultra U.S. Treasury Bond Futures	Long	7,186	6/30/2026	873,773	10,258
					$36,853
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.568%	Annual	SOFR	Annual	3/1/2026	USD368,500	$22	$—	$22
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	22	—	22
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	315	—	315
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	286	—	286
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	827	—	827
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	740	—	740
4.659%	Annual	SOFR	Annual	5/17/2026	560,900	1,064	—	1,064
SOFR	Annual	3.848%	Annual	11/15/2026	49,154	(100)	—	(100)
SOFR	Annual	3.8045%	Annual	12/15/2026	25,400	(57)	—	(57)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	109	—	109
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	108	—	108
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	56	—	56
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	102,450	48	—	48
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	109,238	46	—	46
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	107,408	(11)	—	(11)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	106,600	(9)	—	(9)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	212,900	(30)	—	(30)
SOFR	Annual	4.186%	Annual	2/18/2027	682,600	(4,904)	—	(4,904)

U.S. Government Securities Fund	24

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.7645%	Annual	SOFR	Annual	2/20/2027	USD320,800	$1,037	$—	$1,037
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	514	—	514
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	1,426,887	797	—	797
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	4,469	—	4,469
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	727	—	727
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	208	—	208
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	2,297	—	2,297
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(24)	—	(24)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	1,420	—	1,420
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	(665)	—	(665)
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	(815)	—	(815)
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	(936)	—	(936)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	23,069	—	23,069
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(14)	—	(14)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	108	—	108
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	208	—	208
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	194	—	194
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	196	—	196
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(83)	—	(83)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	120	—	120
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	86	—	86
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(10)	—	(10)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	28	—	28
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	148	—	148
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	909	—	909
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	12,157	—	12,157
3.488%	Annual	SOFR	Annual	6/17/2031	80,537	1,001	—	1,001
3.43574%	Annual	SOFR	Annual	6/17/2031	93,907	944	—	944
3.403%	Annual	SOFR	Annual	6/17/2031	92,431	791	—	791
3.2285%	Annual	SOFR	Annual	6/17/2031	55,611	33	—	33
SOFR	Annual	3.326%	Annual	9/19/2032	137,995	(1)	—	(1)
SOFR	Annual	3.4225%	Annual	9/22/2032	138,970	(790)	—	(790)
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(229)	—	(229)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(543)	—	(543)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	379	—	379
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	625	—	625
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	(842)	—	(842)
SOFR	Annual	3.8045%	Annual	2/9/2036	71,100	(1,650)	—	(1,650)
SOFR	Annual	3.846%	Annual	2/9/2036	70,900	(1,894)	—	(1,894)
SOFR	Annual	3.817%	Annual	2/10/2036	106,000	(2,573)	—	(2,573)
SOFR	Annual	3.554%	Annual	6/17/2036	63,397	(56)	—	(56)
SOFR	Annual	3.73632%	Annual	6/17/2036	100,987	(1,632)	—	(1,632)
SOFR	Annual	3.801%	Annual	6/17/2036	89,091	(1,923)	—	(1,923)
SOFR	Annual	3.79168%	Annual	6/17/2036	102,949	(2,142)	—	(2,142)
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	4,072	—	4,072
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,241)	—	(1,241)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(2,280)	—	(2,280)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(2,400)	—	(2,400)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	11,176	—	11,176
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	2,596	—	2,596
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	2,576	—	2,576
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	1,645	—	1,645
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,537	—	1,537
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	1,460	—	1,460
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,432	—	1,432
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	1,457	—	1,457
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	1,738	—	1,738
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	3,058	—	3,058
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	1,480	—	1,480

25	U.S. Government Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.1135%	Annual	5/10/2053	USD10,600	$1,429	$—	$1,429
SOFR	Annual	3.6815%	Annual	2/20/2054	27,800	1,081	—	1,081
SOFR	Annual	3.7205%	Annual	2/21/2054	23,227	748	—	748
SOFR	Annual	3.47875%	Annual	8/5/2054	53,000	3,930	—	3,930
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	3,868	—	3,868
4.13862%	Annual	SOFR	Annual	6/17/2056	24,950	1,050	—	1,050
4.097%	Annual	SOFR	Annual	6/17/2056	21,700	754	—	754
4.07464%	Annual	SOFR	Annual	6/17/2056	24,321	750	—	750
3.909%	Annual	SOFR	Annual	6/17/2056	15,583	26	—	26
						$76,117	$—	$76,117
Investments in affiliates (i)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 4.07%
Money market investments 4.07%
Capital Group Central Cash Fund 3.65% (h)	$1,572,898	$5,005,507	$5,572,908	$281	$(312)	$1,005,466	$24,452

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $212,319,000, which represented 0.86% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Amount less than one thousand.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,289,000, which represented
0.05% of the net assets of the fund.

(g)	Represents securities transacted on a TBA basis.
(h)	Rate represents the seven-day yield at 2/28/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

U.S. Government Securities Fund	26

Financial statements
Statement of assets and liabilities at February 28, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $24,078,870)	$23,971,523
Affiliated issuers (cost: $1,005,510)	1,005,466	$24,976,989
Cash		12,691
Receivables for:
Sales of investments	346,371
Sales of fund’s shares	19,661
Dividends and interest	134,250
Variation margin on futures contracts	31,362
Variation margin on centrally cleared swap contracts	8,088	539,732
		25,529,412
Liabilities:
Options written, at value (premium received: $3,346)		2,837
Payables for:
Purchases of investments	754,377
Repurchases of fund’s shares	8,421
Dividends on fund’s shares	1,185
Investment advisory services	3,615
Services provided by related parties	1,508
Trustees’ deferred compensation	500
Variation margin on futures contracts	4,034
Variation margin on centrally cleared swap contracts	13,232
Other	24	786,896
Net assets at February 28, 2026		$24,739,679
Net assets consist of:
Capital paid in on shares of beneficial interest		$27,600,944
Total distributable earnings (accumulated loss)		(2,861,265)
Net assets at February 28, 2026		$24,739,679

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,019,440 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,683,023	218,988	$12.25
Class C	54,343	4,466	12.17
Class T	9	1	12.25
Class F-1	68,001	5,551	12.25
Class F-2	940,582	76,766	12.25
Class F-3	888,034	72,473	12.25
Class 529-A	152,547	12,451	12.25
Class 529-C	4,933	406	12.15
Class 529-E	5,989	489	12.25
Class 529-T	12	1	12.25
Class 529-F-1	10	1	12.25
Class 529-F-2	30,547	2,493	12.25
Class 529-F-3	10	1	12.26
Class R-1	7,616	625	12.18
Class R-2	63,543	5,221	12.17
Class R-2E	6,962	569	12.24
Class R-3	96,260	7,861	12.25
Class R-4	97,508	7,956	12.26
Class R-5E	43,979	3,590	12.25
Class R-5	32,963	2,688	12.26
Class R-6	19,562,808	1,596,843	12.25

Refer to the notes to financial statements.

27	U.S. Government Securities Fund

Financial statements (continued)
Statement of operations for the six months ended February 28, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$490,290
Dividends from affiliated issuers	24,452	$514,742
Fees and expenses*:
Investment advisory services	27,756
Distribution services	4,728
Transfer agent services	2,975
Administrative services	3,569
529 plan services	50
Reports to shareholders	116
Registration statement and prospectus	782
Trustees’ compensation	82
Auditing and legal	151
Custodian	26
Other	30
Total fees and expenses before waivers and/or reimbursements	40,265
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	4,605
Total fees and expenses after waivers and/or reimbursements		35,660
Net investment income		479,082
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	21,541
Affiliated issuers	281
Options written	336
Futures contracts	42,592
Swap contracts	22,794	87,544
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	277,971
Affiliated issuers	(312)
Options written	285
Futures contracts	7,359
Swap contracts	(32,873)	252,430
Net realized gain (loss) and unrealized appreciation (depreciation)		339,974
Net increase (decrease) in net assets resulting from operations		$819,056
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

U.S. Government Securities Fund	28

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2026*	2025

Operations:
Net investment income	$479,082	$967,606
Net realized gain (loss)	87,544	(79,633)
Net unrealized appreciation (depreciation)	252,430	(8,298)
Net increase (decrease) in net assets resulting from operations	819,056	879,675
Distributions paid or accrued to shareholders	(497,571)	(993,558)
Net capital share transactions	985,310	1,309,354
Total increase (decrease) in net assets	1,306,795	1,195,471
Net assets:
Beginning of period	23,432,884	22,237,413
End of period	$24,739,679	$23,432,884
*
Unaudited.
Refer to the notes to financial statements.

29	U.S. Government Securities Fund

Notes to financial statementsunaudited
1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

U.S. Government Securities Fund	30

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

31	U.S. Government Securities Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,938,332	$—	$11,938,332
Mortgage-backed obligations	—	9,913,063	—	9,913,063
Federal agency bonds & notes	—	198,878	—	198,878
Short-term securities	1,005,466	1,920,865	—	2,926,331
Options purchased on futures (equity style)	385	—	—	385
Total	$1,005,851	$23,971,138	$—	$24,976,989

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,772	$—	$—	$44,772
Unrealized appreciation on centrally cleared interest rate swaps	—	103,971	—	103,971
Liabilities:
Value of options written (equity style)	(2,837)	—	—	(2,837)
Unrealized depreciation on futures contracts	(7,919)	—	—	(7,919)
Unrealized depreciation on centrally cleared interest rate swaps	—	(27,854)	—	(27,854)
Total	$34,016	$76,117	$—	$110,133
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

U.S. Government Securities Fund	32

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities are subject to market risk, interest rate risk and credit risk. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

33	U.S. Government Securities Fund

Investing in mortgage-related and other asset-backed securities  — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at at predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

U.S. Government Securities Fund	34

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $15,787,396,000.

35	U.S. Government Securities Fund

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $24,169,052,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $9,132,275,000.

U.S. Government Securities Fund	36

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$385	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,837
Futures	Interest	Unrealized appreciation*	44,772	Unrealized depreciation*	7,919
Swap (centrally cleared)	Interest	Unrealized appreciation*	103,971	Unrealized depreciation*	27,854
			$149,128		$38,610

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(9,727)	Net unrealized appreciation (depreciation) on investments	$4,406
Options written (equity style)	Interest	Net realized gain (loss) on options written	336	Net unrealized appreciation (depreciation) on options written	285
Futures	Interest	Net realized gain (loss) on futures contracts	42,592	Net unrealized appreciation (depreciation) on futures contracts	7,359
Swap	Interest	Net realized gain (loss) on swap contracts	22,794	Net unrealized appreciation (depreciation) on swap contracts	(32,873)
			$55,995		$(20,823)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

37	U.S. Government Securities Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$7,395
Capital loss carryforward*	(2,888,504)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$494,553
Gross unrealized depreciation on investments	(508,612)
Net unrealized appreciation (depreciation) on investments	(14,059)
Cost of investments	25,101,181
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2026	2025
Class A	$50,996	$108,606
Class C	853	2,021
Class T	— †	— †
Class F-1	1,318	3,267
Class F-2	19,508	38,615
Class F-3	18,135	40,829
Class 529-A	2,950	6,153
Class 529-C	75	179
Class 529-E	106	230
Class 529-T	— †	1
Class 529-F-1	— †	— †
Class 529-F-2	619	1,165
Class 529-F-3	— †	— †
Class R-1	119	252
Class R-2	1,049	2,282
Class R-2E	122	266
Class R-3	1,793	3,831
Class R-4	1,860	4,072
Class R-5E	869	1,803
Class R-5	1,093	2,296
Class R-6	396,106	777,690
Total	$497,571	$993,558
†
Amount less than one thousand.

U.S. Government Securities Fund	38

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2026, CRMC waived investment advisory services fees of $4,605,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $27,756,000 were reduced to $23,151,000, both of which were equivalent to an annualized rate of 0.195% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

39	U.S. Government Securities Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2026, the 529 plan services fees were $50,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.
For the six months ended February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,480	$1,871	$398	Not applicable
Class C	270	38	8	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	85	73	10	Not applicable
Class F-2	Not applicable	550	142	Not applicable
Class F-3	Not applicable	1	128	Not applicable
Class 529-A	181	102	23	$40
Class 529-C	24	3	1	1
Class 529-E	15	2	1	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	11	5	8
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	37	3	1	Not applicable
Class R-2	247	112	10	Not applicable
Class R-2E	21	7	1	Not applicable
Class R-3	249	75	15	Not applicable
Class R-4	119	49	14	Not applicable
Class R-5E	Not applicable	33	6	Not applicable
Class R-5	Not applicable	16	8	Not applicable
Class R-6	Not applicable	29	2,798	Not applicable

Total class-specific expenses	$4,728	$2,975	$3,569	$50
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $82,000 in the fund’s statement of operations reflects $42,000 in current fees (either paid in cash or deferred) and a net increase of $40,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

U.S. Government Securities Fund	40

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2026
Class A	$205,847	16,933	$50,285	4,135	$(278,247)	(22,894)	$(22,115)	(1,826)
Class C	5,921	491	839	69	(8,420)	(697)	(1,660)	(137)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,653	219	1,290	106	(8,982)	(740)	(5,039)	(415)
Class F-2	167,859	13,798	18,529	1,524	(186,885)	(15,390)	(497)	(68)
Class F-3	107,036	8,807	16,536	1,360	(114,231)	(9,391)	9,341	776
Class 529-A	19,116	1,573	2,940	242	(26,639)	(2,194)	(4,583)	(379)
Class 529-C	1,349	112	75	6	(1,585)	(132)	(161)	(14)
Class 529-E	866	71	105	9	(857)	(71)	114	9
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	5,470	450	613	50	(5,397)	(444)	686	56
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,036	85	119	10	(1,144)	(95)	11	— †
Class R-2	7,588	629	1,038	86	(13,092)	(1,084)	(4,466)	(369)
Class R-2E	1,199	99	122	10	(1,466)	(121)	(145)	(12)
Class R-3	11,079	912	1,778	147	(20,701)	(1,705)	(7,844)	(646)
Class R-4	18,877	1,555	1,851	152	(22,470)	(1,847)	(1,742)	(140)
Class R-5E	7,446	613	866	71	(7,718)	(635)	594	49
Class R-5	13,694	1,124	1,176	96	(38,471)	(3,170)	(23,601)	(1,950)
Class R-6	1,510,122	124,267	396,035	32,570	(859,740)	(70,778)	1,046,417	86,059
Total net increase (decrease)	$2,087,158	171,738	$494,197	40,643	$(1,596,045)	(131,388)	$985,310	80,993
Refer to the end of the table(s) for footnote(s).

41	U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$458,135	38,323	$106,973	8,931	$(621,626)	(52,116)	$(56,518)	(4,862)
Class C	15,517	1,304	1,982	167	(30,363)	(2,562)	(12,864)	(1,091)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,839	1,322	3,196	267	(35,866)	(3,009)	(16,831)	(1,420)
Class F-2	410,066	34,316	36,472	3,045	(355,311)	(29,784)	91,227	7,577
Class F-3	322,674	26,969	38,095	3,180	(417,211)	(34,976)	(56,442)	(4,827)
Class 529-A	48,035	4,019	6,120	511	(48,681)	(4,079)	5,474	451
Class 529-C	2,575	218	178	15	(3,810)	(323)	(1,057)	(90)
Class 529-E	1,373	116	228	19	(3,050)	(255)	(1,449)	(120)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	15,136	1,264	1,156	97	(11,020)	(924)	5,272	437
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,161	98	251	21	(1,485)	(124)	(73)	(5)
Class R-2	16,831	1,419	2,264	190	(22,014)	(1,855)	(2,919)	(246)
Class R-2E	3,025	253	265	22	(3,276)	(273)	14	2
Class R-3	31,779	2,654	3,804	317	(32,795)	(2,752)	2,788	219
Class R-4	31,125	2,610	4,041	337	(43,700)	(3,653)	(8,534)	(706)
Class R-5E	13,315	1,116	1,796	150	(14,286)	(1,198)	825	68
Class R-5	25,036	2,093	2,270	190	(19,857)	(1,664)	7,449	619
Class R-6	2,982,555	250,361	777,624	64,932	(2,407,187)	(201,222)	1,352,992	114,071
Total net increase (decrease)	$4,394,177	368,455	$986,715	82,391	$(4,071,538)	(340,769)	$1,309,354	110,077
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $17,673,886,000 and $18,582,910,000, respectively, during the six months ended February 28, 2026.
11. Ownership concentration

At February 28, 2026, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%, 11% and 11%, respectively. CRMC is the investment adviser to the three target date funds.

U.S. Government Securities Fund	42

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2026[5,6]	$12.09	$.22	$.17	$.39	$(.23 )	$—	$(.23 )	$12.25	3.27%[7]	$2,683	.68%[8]	.64%[8]	3.69%[8]
8/31/2025	12.16	.47	(.05 )	.42	(.49 )	—	(.49 )	12.09	3.54	2,670.68		.65	3.96
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.21	2,745.70		.66	4.12
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.13)	2,879.65		.65	2.62
8/31/2022	14.21	.28	(1.40)	(1.12)	(.31 )	—	(.31 )	12.78	(7.98)	3,317.61		.61	2.08
8/31/2021	14.95	.09	(.15 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.37 )	4,038.61		.61	.61
Class C:
2/28/2026[5,6]	12.01	.18	.17	.35	(.19 )	—	(.19 )	12.17	2.91 [7]	54	1.40 [8]	1.36 [8]	2.97 [8]
8/31/2025	12.08	.38	(.05 )	.33	(.40 )	—	(.40 )	12.01	2.78	55	1.41	1.38	3.23
8/31/2024	11.85	.40	.23	.63	(.40 )	—	(.40 )	12.08	5.46	69	1.42	1.39	3.39
8/31/2023	12.70	.23	(.84 )	(.61 )	(.24 )	—	(.24 )	11.85	(4.82)	98	1.38	1.38	1.85
8/31/2022	14.14	.18	(1.40)	(1.22)	(.22 )	—	(.22 )	12.70	(8.65)	129	1.35	1.35	1.30
8/31/2021	14.90	(.02 )	(.13 )	(.15 )	(.05 )	(.56 )	(.61 )	14.14	(1.11)	176	1.31	1.31	(.11 )
Class T:
2/28/2026[5,6]	12.09	.24	.17	.41	(.25 )	—	(.25 )	12.25	3.41 [7,9]	— [10]	.41 [8,9]	.37 [8,9]	3.96 [8,9]
8/31/2025	12.16	.50	(.05 )	.45	(.52 )	—	(.52 )	12.09	3.81 [9]	— [10]	.41 [9]	.38 [9]	4.21 [9]
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.53 [9]	— [10]	.39 [9]	.35 [9]	4.42 [9]
8/31/2023	12.78	.37	(.85 )	(.48 )	(.37 )	—	(.37 )	11.93	(3.80)[9]	— [10]	.31 [9]	.31 [9]	2.98 [9]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.74)[9]	— [10]	.36 [9]	.36 [9]	2.37 [9]
8/31/2021	14.95	.13	(.15 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.11 )[9]	— [10]	.35 [9]	.35 [9]	.89 [9]
Class F-1:
2/28/2026[5,6]	12.09	.22	.17	.39	(.23 )	—	(.23 )	12.25	3.24 [7]	68	.73 [8]	.69 [8]	3.64 [8]
8/31/2025	12.16	.47	(.06 )	.41	(.48 )	—	(.48 )	12.09	3.50	72.72		.69	3.92
8/31/2024	11.93	.48	.24	.72	(.49 )	—	(.49 )	12.16	6.19	90.72		.69	4.09
8/31/2023	12.78	.33	(.85 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	121.66		.66	2.65
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.01)	132.65		.65	2.08
8/31/2021	14.95	.07	(.13 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.38 )	142.62		.62	.46
Class F-2:
2/28/2026[5,6]	12.09	.24	.17	.41	(.25 )	—	(.25 )	12.25	3.42 [7]	941	.39 [8]	.35 [8]	3.98 [8]
8/31/2025	12.16	.51	(.06 )	.45	(.52 )	—	(.52 )	12.09	3.75	929.39		.36	4.25
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.63	842.39		.36	4.42
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.85)	745.36		.36	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.73)	758.35		.35	2.36
8/31/2021	14.95	.13	(.14 )	(.01 )	(.17 )	(.56 )	(.73 )	14.21	(.09 )	866.32		.32	.91
Class F-3:
2/28/2026[5,6]	12.09	.25	.17	.42	(.26 )	—	(.26 )	12.25	3.48 [7]	888	.27 [8]	.23 [8]	4.09 [8]
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.87	867.28		.25	4.36
8/31/2024	11.93	.54	.24	.78	(.54 )	—	(.54 )	12.17	6.74	931.28		.25	4.53
8/31/2023	12.79	.37	(.85 )	(.48 )	(.38 )	—	(.38 )	11.93	(3.82)	802.25		.25	3.01
8/31/2022	14.22	.36	(1.43)	(1.07)	(.36 )	—	(.36 )	12.79	(7.56)	879.24		.24	2.64
8/31/2021	14.95	.15	(.14 )	.01	(.18 )	(.56 )	(.74 )	14.22	.02	718.21		.21	1.05
Class 529-A:
2/28/2026[5,6]	12.09	.22	.17	.39	(.23 )	—	(.23 )	12.25	3.26 [7]	153	.69 [8]	.65 [8]	3.68 [8]
8/31/2025	12.16	.47	(.05 )	.42	(.49 )	—	(.49 )	12.09	3.54	155.68		.66	3.95
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.20	151.71		.68	4.11
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	152.67		.67	2.61
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.00)	177.63		.63	2.06
8/31/2021	14.95	.09	(.14 )	(.05 )	(.13 )	(.56 )	(.69 )	14.21	(.36 )	216.60		.60	.62
Refer to the end of the table(s) for footnote(s).

43	U.S. Government Securities Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2026[5,6]	$11.98	$.17	$.18	$.35	$(.18 )	$—	$(.18 )	$12.15	2.97%[7]	$5	1.46%[8]	1.42%[8]	2.91%[8]
8/31/2025	12.06	.38	(.07 )	.31	(.39 )	—	(.39 )	11.98	2.65	5	1.46	1.43	3.18
8/31/2024	11.83	.39	.24	.63	(.40 )	—	(.40 )	12.06	5.43	6	1.45	1.42	3.36
8/31/2023	12.68	.22	(.83 )	(.61 )	(.24 )	—	(.24 )	11.83	(4.88)	8	1.44	1.44	1.81
8/31/2022	14.12	.17	(1.39)	(1.22)	(.22 )	—	(.22 )	12.68	(8.70)	10	1.40	1.40	1.22
8/31/2021	14.89	(.02 )	(.14 )	(.16 )	(.05 )	(.56 )	(.61 )	14.12	(1.10)	14	1.34	1.34	(.14 )
Class 529-E:
2/28/2026[5,6]	12.08	.21	.18	.39	(.22 )	—	(.22 )	12.25	3.24 [7]	6	.90 [8]	.86 [8]	3.47 [8]
8/31/2025	12.16	.45	(.07 )	.38	(.46 )	—	(.46 )	12.08	3.23	6.90		.87	3.74
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.08	7.91		.87	3.91
8/31/2023	12.78	.30	(.86 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.43)	8.88		.88	2.41
8/31/2022	14.21	.25	(1.40)	(1.15)	(.28 )	—	(.28 )	12.78	(8.18)	9.85		.85	1.81
8/31/2021	14.95	.06	(.15 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.58 )	12.82		.82	.39
Class 529-T:
2/28/2026[5,6]	12.09	.23	.17	.40	(.24 )	—	(.24 )	12.25	3.38 [7,9]	— [10]	.46 [8,9]	.42 [8,9]	3.89 [8,9]
8/31/2025	12.16	.50	(.06 )	.44	(.51 )	—	(.51 )	12.09	3.75 [9]	— [10]	.47 [9]	.45 [9]	4.16 [9]
8/31/2024	11.92	.51	.24	.75	(.51 )	—	(.51 )	12.16	6.52 [9]	— [10]	.49 [9]	.46 [9]	4.32 [9]
8/31/2023	12.78	.36	(.86 )	(.50 )	(.36 )	—	(.36 )	11.92	(3.94)[9]	— [10]	.36 [9]	.36 [9]	2.93 [9]
8/31/2022	14.21	.32	(1.42)	(1.10)	(.33 )	—	(.33 )	12.78	(7.79)[9]	— [10]	.40 [9]	.40 [9]	2.33 [9]
8/31/2021	14.95	.12	(.15 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.16 )[9]	— [10]	.40 [9]	.40 [9]	.84 [9]
Class 529-F-1:
2/28/2026[5,6]	12.09	.23	.17	.40	(.24 )	—	(.24 )	12.25	3.35 [7,9]	— [10]	.51 [8,9]	.47 [8,9]	3.85 [8,9]
8/31/2025	12.16	.49	(.05 )	.44	(.51 )	—	(.51 )	12.09	3.71 [9]	— [10]	.51 [9]	.48 [9]	4.12 [9]
8/31/2024	11.93	.51	.23	.74	(.51 )	—	(.51 )	12.16	6.40 [9]	— [10]	.51 [9]	.48 [9]	4.29 [9]
8/31/2023	12.78	.35	(.85 )	(.50 )	(.35 )	—	(.35 )	11.93	(3.96)[9]	— [10]	.48 [9]	.48 [9]	2.82 [9]
8/31/2022	14.21	.31	(1.41)	(1.10)	(.33 )	—	(.33 )	12.78	(7.83)[9]	— [10]	.46 [9]	.46 [9]	2.28 [9]
8/31/2021	14.95	.08	(.11 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.17 )[9]	— [10]	.35 [9]	.35 [9]	.52 [9]
Class 529-F-2:
2/28/2026[5,6]	12.09	.24	.17	.41	(.25 )	—	(.25 )	12.25	3.41 [7]	31	.40 [8]	.36 [8]	3.97 [8]
8/31/2025	12.17	.51	(.07 )	.44	(.52 )	—	(.52 )	12.09	3.74	29.40		.38	4.23
8/31/2024	11.93	.52	.24	.76	(.52 )	—	(.52 )	12.17	6.59	24.42		.39	4.39
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.90)	23.33		.33	2.97
8/31/2022	14.22	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.79	(7.74)	24.36		.36	2.38
8/31/2021[5,11]	14.89	.11	(.09 )	.02	(.13 )	(.56 )	(.69 )	14.22	.18 [7]	27	.38 [8]	.38 [8]	.94 [8]
Class 529-F-3:
2/28/2026[5,6]	12.09	.24	.18	.42	(.25 )	—	(.25 )	12.26	3.54 [7]	— [10]	.31 [8]	.27 [8]	4.05 [8]
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.83	— [10]	.31	.29	4.32
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.69	— [10]	.33	.29	4.48
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.88)	— [10]	.31	.31	2.99
8/31/2022	14.22	.33	(1.41)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	— [10]	.30	.30	2.44
8/31/2021[5,11]	14.89	.12	(.08 )	.04	(.15 )	(.56 )	(.71 )	14.22	.25 [7]	— [10]	.36 [8]	.29 [8]	1.04 [8]
Class R-1:
2/28/2026[5,6]	12.02	.18	.17	.35	(.19 )	—	(.19 )	12.18	2.93 [7]	8	1.36 [8]	1.32 [8]	3.01 [8]
8/31/2025	12.09	.39	(.06 )	.33	(.40 )	—	(.40 )	12.02	2.84	8	1.36	1.33	3.28
8/31/2024	11.86	.41	.23	.64	(.41 )	—	(.41 )	12.09	5.52	8	1.36	1.33	3.45
8/31/2023	12.71	.24	(.84 )	(.60 )	(.25 )	—	(.25 )	11.86	(4.77)	7	1.33	1.33	1.98
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	7	1.31	1.31	1.37
8/31/2021	14.91	— [12]	(.15 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.02)	10	1.28	1.28	(.01 )
Refer to the end of the table(s) for footnote(s).

U.S. Government Securities Fund	44

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2026[5,6]	$12.01	$.18	$.17	$.35	$(.19 )	$—	$(.19 )	$12.17	2.93%[7]	$63	1.36%[8]	1.32%[8]	3.01%[8]
8/31/2025	12.08	.39	(.06 )	.33	(.40 )	—	(.40 )	12.01	2.76	67	1.35	1.32	3.29
8/31/2024	11.85	.41	.23	.64	(.41 )	—	(.41 )	12.08	5.61	70	1.36	1.33	3.45
8/31/2023	12.71	.24	(.85 )	(.61 )	(.25 )	—	(.25 )	11.85	(4.86)	77	1.34	1.34	1.94
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	89	1.32	1.32	1.37
8/31/2021	14.91	(.01 )	(.14 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.04)	107	1.30	1.30	(.09 )
Class R-2E:
2/28/2026[5,6]	12.08	.20	.17	.37	(.21 )	—	(.21 )	12.24	3.07 [7]	7	1.07 [8]	1.03 [8]	3.30 [8]
8/31/2025	12.15	.43	(.06 )	.37	(.44 )	—	(.44 )	12.08	3.13	7	1.08	1.05	3.57
8/31/2024	11.92	.44	.23	.67	(.44 )	—	(.44 )	12.15	5.80	7	1.09	1.06	3.73
8/31/2023	12.77	.27	(.84 )	(.57 )	(.28 )	—	(.28 )	11.92	(4.51)	8	1.06	1.06	2.23
8/31/2022	14.21	.22	(1.41)	(1.19)	(.25 )	—	(.25 )	12.77	(8.40)	9	1.05	1.05	1.60
8/31/2021	14.95	.03	(.14 )	(.11 )	(.07 )	(.56 )	(.63 )	14.21	(.75 )	12	1.02	1.02	.19
Class R-3:
2/28/2026[5,6]	12.08	.21	.18	.39	(.22 )	—	(.22 )	12.25	3.23 [7]	96	.92 [8]	.88 [8]	3.45 [8]
8/31/2025	12.16	.44	(.06 )	.38	(.46 )	—	(.46 )	12.08	3.21	103.92		.89	3.72
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.06	101.93		.90	3.89
8/31/2023	12.78	.29	(.85 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.45)	104.91		.90	2.38
8/31/2022	14.21	.25	(1.41)	(1.16)	(.27 )	—	(.27 )	12.78	(8.21)	114.89		.89	1.80
8/31/2021	14.95	.05	(.14 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.62 )	137.87		.87	.34
Class R-4:
2/28/2026[5,6]	12.09	.23	.17	.40	(.23 )	—	(.23 )	12.26	3.38 [7]	97	.62 [8]	.59 [8]	3.75 [8]
8/31/2025	12.17	.48	(.07 )	.41	(.49 )	—	(.49 )	12.09	3.51	98.63		.60	4.02
8/31/2024	11.93	.50	.24	.74	(.50 )	—	(.50 )	12.17	6.37	107.63		.60	4.19
8/31/2023	12.79	.33	(.86 )	(.53 )	(.33 )	—	(.33 )	11.93	(4.15)	106.60		.60	2.72
8/31/2022	14.22	.29	(1.41)	(1.12)	(.31 )	—	(.31 )	12.79	(7.95)	105.59		.59	2.11
8/31/2021	14.95	.09	(.13 )	(.04 )	(.13 )	(.56 )	(.69 )	14.22	(.25 )	129.56		.56	.62
Class R-5E:
2/28/2026[5,6]	12.09	.24	.17	.41	(.25 )	—	(.25 )	12.25	3.40 [7]	44	.43 [8]	.39 [8]	3.94 [8]
8/31/2025	12.16	.50	(.05 )	.45	(.52 )	—	(.52 )	12.09	3.80	43.43		.40	4.21
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.49	42.43		.40	4.38
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.89)	40.41		.40	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.77)	39.39		.39	2.35
8/31/2021	14.95	.15	(.17 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.12 )	40.36		.36	1.08
Class R-5:
2/28/2026[5,6]	12.09	.25	.17	.42	(.25 )	—	(.25 )	12.26	3.53 [7]	33	.34 [8]	.30 [8]	4.07 [8]
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.81	56.33		.30	4.31
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.68	49.34		.30	4.48
8/31/2023	12.79	.38	(.87 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.87)	50.31		.31	3.06
8/31/2022	14.22	.32	(1.40)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	46.29		.29	2.32
8/31/2021	14.95	.14	(.14 )	— [12]	(.17 )	(.56 )	(.73 )	14.22	(.03 )	64.27		.27	.96
Class R-6:
2/28/2026[5,6]	12.09	.25	.17	.42	(.26 )	—	(.26 )	12.25	3.48 [7]	19,563	.27 [8]	.23 [8]	4.09 [8]
8/31/2025	12.16	.52	(.06 )	.46	(.53 )	—	(.53 )	12.09	3.96	18,263.28		.25	4.36
8/31/2024	11.93	.54	.23	.77	(.54 )	—	(.54 )	12.16	6.65	16,988.28		.25	4.53
8/31/2023	12.78	.38	(.85 )	(.47 )	(.38 )	—	(.38 )	11.93	(3.75)	13,879.26		.25	3.09
8/31/2022	14.21	.33	(1.40)	(1.07)	(.36 )	—	(.36 )	12.78	(7.64)	13,117.24		.24	2.46
8/31/2021	14.95	.15	(.15 )	— [12]	(.18 )	(.56 )	(.74 )	14.21	.03	16,161.21		.21	1.07
Refer to the end of the table(s) for footnote(s).

45	U.S. Government Securities Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[13,14]	Six months ended February 28, 2026[4,5,6,15]	Year ended August 31,
		2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	14%	50%	50%	95%	73%	96%
Including mortgage dollar roll transactions	92%	309%	570%	795%	488%	631%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[12]	Amount less than $0.01.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

U.S. Government Securities Fund	46

Changes in and disagreements with accountants

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.
During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

47	U.S. Government Securities Fund

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,943,489,240
Total shares voting on November 25, 2025:
1,820,957,848 (93.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,764,161,911	96.9%	56,795,937	3.1%
Pramod Atluri	1,810,141,452	99.4%	10,816,396	0.6%
Francisco G. Cigarroa	1,810,498,457	99.4%	10,459,391	0.6%
Nariman Farvardin	1,809,652,941	99.4%	11,304,907	0.6%
Jennifer C. Feikin	1,811,176,187	99.5%	9,781,661	0.5%
Leslie Stone Heisz	1,810,949,413	99.5%	10,008,435	0.5%
Merit E. Janow	1,810,425,122	99.4%	10,532,726	0.6%
Martin E. Koehler	1,810,726,410	99.4%	10,231,438	0.6%
Benjamin R. Miller	1,810,612,325	99.4%	10,345,523	0.6%
Josette Sheeran	1,810,820,470	99.4%	10,137,378	0.6%
Margaret Spellings	1,811,314,398	99.5%	9,643,450	0.5%
Alexandra Trower	1,811,503,638	99.5%	9,454,210	0.5%
Paul S. Williams	1,810,032,111	99.4%	10,925,737	0.6%
Courtney K. Wolf	1,811,187,888	99.5%	9,769,960	0.5%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
1,582,414,534	86.9%	7,606,630	0.4%	5,036,554	0.3%
(broker non-votes = 225,900,130)
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

U.S. Government Securities Fund	48

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.

During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Income Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2026